Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-43122
Entity Registrant Name	FreeCast, Inc.
Entity Central Index Key	0001633369
Entity Tax Identification Number	45-2787251
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6901 TPC Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	407
Local Phone Number	374-1607
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	CAST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false